UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK‡ — 97.6%

	Shares	Value

CONSUMER DISCRETIONARY — 12.4%
Cooper Tire & Rubber	345,400	$9,298,168
Designer Brands, Cl A	601,600	11,057,408
El Pollo Loco Holdings*	585,700	5,763,288
Extended Stay America	637,100	10,652,312
Group 1 Automotive	141,592	11,888,064
John Wiley & Sons, Cl A	192,800	8,774,328
MDC Holdings	324,381	11,723,129
Red Robin Gourmet Burgers*	245,100	8,093,202
TRI Pointe Group*	853,150	11,679,624
Universal Electronics*	164,100	7,026,762
Urban Outfitters*	365,400	8,700,174
Winnebago Industries	146,800	5,916,040

		110,572,499

CONSUMER STAPLES — 1.7%
Edgewell Personal Care*	148,227	4,510,548
TreeHouse Foods*	176,000	10,443,840

		14,954,388

ENERGY — 3.4%
Carrizo Oil & Gas*	463,629	4,418,384
Dril-Quip*	140,200	7,377,324
Earthstone Energy, Cl A*	508,600	2,227,668
Frank’s International*	1,344,815	7,665,446
McDermott International*	545,565	3,502,527
Whiting Petroleum*	271,700	4,803,656

		29,995,005

FINANCIAL SERVICES — 33.8%
Ameris Bancorp	250,391	9,958,050
Argo Group International Holdings	160,456	10,981,609
Atlantic Union Bankshares	252,400	9,598,772
Banc of California	597,700	9,342,051
Boston Private Financial Holdings	438,320	5,058,213
Brandywine Realty Trust†	603,548	8,902,333
Bryn Mawr Bank	250,439	9,286,278
CatchMark Timber Trust, Cl A†	730,041	7,417,217
CenterState Bank	249,061	6,057,164
Compass Diversified Holdings(A)	442,155	8,489,376
ConnectOne Bancorp	438,800	10,030,968
Empire State Realty Trust, Cl A†	572,975	8,027,380
Enterprise Financial Services	156,601	6,527,129

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued
First Bancorp	243,394	$8,990,974
First Industrial Realty Trust†	226,400	8,646,216
First Merchants	174,519	6,877,794
Four Corners Property Trust†	215,867	5,815,457
HomeStreet*	308,871	8,963,436
Independent Bank Group	168,000	9,544,080
James River Group Holdings	219,800	10,513,034
Jernigan Capital†	175,900	3,489,856
Kite Realty Group Trust†	728,643	11,592,710
MGIC Investment	623,300	8,009,405
Pacific Premier Bancorp	152,151	4,812,536
Pebblebrook Hotel Trust†	281,477	7,878,541
Physicians Realty Trust†	356,300	6,131,923
Pinnacle Financial Partners	97,909	5,946,993
PRA Group*	311,100	9,684,543
QTS Realty Trust, Cl A†	272,000	12,588,160
Sandy Spring Bancorp	231,000	8,417,640
Seacoast Banking Corp of Florida*	364,702	9,861,542
Simmons First National, Cl A	433,644	11,166,333
Sterling Bancorp	501,800	10,964,330
Texas Capital Bancshares*	110,700	6,966,351
TriCo Bancshares	217,337	8,204,472
UMH Properties†	533,200	7,011,580

		301,754,446

HEALTH CARE — 5.4%
ANI Pharmaceuticals*	117,300	9,922,407
Cross Country Healthcare*	403,800	3,832,062
Ensign Group	167,970	10,121,872
NextGen Healthcare*	557,216	9,116,054
NuVasive*	118,200	7,872,120
Providence Service*	134,200	7,480,308

		48,344,823

MATERIALS & PROCESSING — 8.3%
Belden CDT	202,372	9,199,831
Greif, Cl A	182,200	6,369,712
Innophos Holdings	255,087	6,930,714
Landec*	352,600	3,938,542
Livent*	935,500	6,024,620
Minerals Technologies	166,186	8,849,404
Mueller Water Products, Cl A	351,863	3,578,447
Neenah	59,505	3,910,074

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS & PROCESSING — continued
Orion Engineered Carbons	470,100	$9,157,548
Quanex Building Products	452,671	8,428,734
US Concrete*	159,000	7,487,310

		73,874,936

PRODUCER DURABLES — 20.5%
ABM Industries	216,300	9,104,067
Actuant, Cl A	333,343	7,633,555
Advanced Energy Industries*	205,100	11,977,840
Albany International, Cl A	109,971	9,456,406
Astec Industries	271,500	8,875,335
Atkore International Group*	336,809	9,191,517
CBIZ*	420,611	9,829,679
Conduent*	1,164,600	10,597,860
Dycom Industries*	159,500	8,798,020
Federal Signal	415,800	12,952,170
Granite Construction	216,230	7,676,165
ICF International	132,664	11,301,646
Kaman	143,046	9,069,117
Knoll	439,500	10,657,875
MYR Group*	247,010	8,922,001
Regal Beloit	103,256	8,221,243
Rush Enterprises, Cl A	8,764	330,052
Saia*	135,000	10,300,500
SP Plus*	242,119	8,360,369
Werner Enterprises	288,200	9,553,830

		182,809,247

TECHNOLOGY — 9.4%
Applied Optoelectronics*	198,291	1,984,893
Benchmark Electronics	416,155	11,261,155
FormFactor*	471,993	7,920,042
Knowles*	478,400	9,735,440
Methode Electronics	407,954	12,218,222
NetScout Systems*	354,900	9,241,596
Perficient*	266,100	9,092,637
Progress Software	197,274	8,539,991
Rudolph Technologies*	204,342	5,500,887
Verint Systems*	138,600	8,020,782

		83,515,645

UTILITIES — 2.7%
El Paso Electric	149,300	9,892,618

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
IDACORP	59,664	$6,089,308
Spire	104,800	8,636,568

		24,618,494

TOTAL COMMON STOCK

(Cost $796,699,639)		870,439,483

WARRANTS — 0.0%

	Number of Warrants	Value
SAExploration Holdings, Ser A, Expires 08/01/2021* (B)	2,784	—
SAExploration Holdings, Ser B, Expires 08/01/2021* (B)	2,784	—

TOTAL WARRANTS

(Cost $–)		—

SHORT-TERM INVESTMENT — 3.1%

	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A 2.040%, (C) (Cost $27,485,386)	27,485,386	27,485,386

TOTAL INVESTMENTS — 100.7%

(Cost $824,185,025)		$897,924,869

Percentages are based on Net Assets of $891,519,510.

*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of July 31, 2019 was $8,489,376 or 1.0% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2019, was $0 and represented 0.0% of net assets.

(C)	The rate shown is the 7-day effective yield as of July 31, 2019.

Cl — Class

Ser — Series

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2019 (Unaudited)

The following is a list of the inputs used as of July 31, 2019 when valuing the Portfolio’s investments:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$870,439,483	$—	$—	$870,439,483
Warrants	—	—	—	—
Short-Term Investment	27,485,386	—	—	27,485,386

Total Investments in Securities	$897,924,869	$—	$—	$897,924,869

* Portfolio investment in warrants is considered Level 3.

Amounts designated as “-“ are either $0 or have been rounded to $0.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were Level 3 securities. All transfers, if any, are recognized by the Portfolio at the period end.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-3100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019